RELATED PARTY TRANSACTIONS - Significant Related Party Transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Jan. 31, 2018	Oct. 31, 2016
Related Party Transaction [Line Items]
Equity investment percentage				13.90%
Connion Capital Limited | Minimum level of activity in bank account
Related Party Transaction [Line Items]
Number of times funds will receive | item		5
Minimum amount of fund to be received at each time		$ 1
Due from related parties	$ 0	$ 0
Beijing Huimoer Technology Co., Ltd
Related Party Transaction [Line Items]
Equity investment percentage			20.00%
Chuanbang | Service fee payable | Minimum
Related Party Transaction [Line Items]
Cash collection service fees percentage	2.00%
Chuanbang | Service fee payable | Maximum
Related Party Transaction [Line Items]
Cash collection service fees percentage	20.00%